7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

October 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Mutual Funds (formerly, ING Mutual Funds)
(the “Registrant”)
(File Nos. 33-56094 and 811-7428)

Ladies and Gentlemen:

On behalf of Voya Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 19, 2014, to Voya International Value Equity Fund’s Prospectus dated February 28, 2014, as supplemented May 1, 2014.

The purpose of the filing is to submit the 497(e) filing dated September 19, 2014 in XBRL for the Voya International Value Equity Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds